Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Basis of preparation and accounting policies

1 Basis of preparation and accounting policies

Basis of preparation

The shares of RELX PLC are traded on the London, Amsterdam and New York stock exchanges. RELX PLC and its subsidiaries, joint ventures and associates are together known as ‘RELX’.

In preparing the consolidated financial statements, subsidiaries are accounted for under the acquisition method and investments in associates and joint ventures are accounted for under the equity method. All intra-group transactions and balances are eliminated.

On acquisition of a subsidiary, or interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets acquired. Adjustments are made to bring accounting policies into line with those of the Group. The results of subsidiaries sold or acquired are included in the consolidated financial statements up to or from the date that control passes from or to the Group.

Non-controlling interests in the net assets of the Group are identified separately from shareholders’ equity. Non-controlling interests consist of the amount of those interests at the date of the original acquisition and the non-controlling share of changes in equity since the date of acquisition.

The Directors of RELX PLC, having made appropriate enquiries, consider that adequate resources exist for the Group to continue in operational existence for the foreseeable future and that, therefore, it is appropriate to adopt the going concern basis in preparing the consolidated financial statements for the year ended 31 December 2019.

Accounting policies

The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union and as issued by the International Accounting Standards Board (IASB). The accounting policies under IFRS are included in the relevant notes to the consolidated financial statements. The accounting policies below are applied throughout the financial statements and are unchanged from those applied in preparing the consolidated financial statements for the year ended 31 December 2018.

Foreign exchange translation

The consolidated financial statements are presented in sterling.

Transactions in foreign currencies are recorded at the rate of exchange prevailing on the date of the transaction. Non-monetary assets and liabilities that are measured at historical cost in foreign currencies are translated using the exchange rate at the date of the transaction. At each statement of financial position date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rate prevailing on the statement of financial position date. Exchange differences arising are recorded in the income statement other than where hedge accounting applies, as set out on pages 157 to 162.

Assets and liabilities of foreign operations are translated at exchange rates prevailing on the statement of financial position date. Income and expense items and cash flows of foreign operations are translated at the average exchange rate for the period. Significant individual items of income and expense and cash flows in foreign operations are translated at the rate prevailing on the date of transaction. Exchange differences arising are classified as equity and transferred to the translation reserve. When foreign operations are disposed of, the related cumulative translation differences are recognised within the income statement in the period.

The Group uses derivative financial instruments, primarily forward contracts, to hedge its exposure to certain foreign exchange risks. Details of the Group’s accounting policies in respect of derivative financial instruments are set out on page 157.

Critical judgements and key sources of estimation uncertainty

The most significant accounting policies in determining the financial condition and results of the Group, and those requiring the most subjective or complex judgement, relate to and are included in the following notes:

◾	valuation of goodwill and intangible assets – notes 14 and 15;
◾	capitalisation of development spend – note 15;
◾	taxation – note 9; and
◾	accounting for defined benefit pension schemes – note 6.

Other significant accounting policies

The accounting policy in respect of revenue recognition is also significant in determining the financial condition and results of the Group. The application of this policy is straightforward, and is included in note 2.

1 Basis of preparation and accounting policies (continued)

Standards and amendments effective for the year

RELX adopted IFRS 16 Leases for the year ended 31 December 2018, a year earlier than its mandatory effective date. The impact of the adoption of IFRS 16 was reflected in the consolidated financial statements for the year ended 31 December 2018. Other interpretations and amendments to IFRS effective for 2019 have not had a significant impact on the Group’s accounting policies or reporting.

Standards, amendments and interpretations not yet effective

A number of amendments and interpretations have been issued which are not expected to have any significant impact on the accounting policies and reporting.